1 (212) 318-6054

vadimavdeychik@paulhastings.com

July 9, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Oaktree Diversified Income Fund Inc. (the “Fund”) Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith is a copy of the Fund’s initial Registration Statement on Form N-2 for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

The Registration Statement is being filed to register the Fund’s common stock, par value $.001 per share.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/ Vadim Avdeychik

Vadim Avdeychik

for PAUL HASTINGS LLP

Paul Hastings LLP | 200 Park Avenue | New York, NY 10166

t: + 1.212.318.6000 | www.paulhastings.com